Eaton Vance

Tax-Managed Buy-Write Income Fund

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value
Aerospace & Defense — 3.2%
Boeing Co. (The)(1)	15,384	$5,853,151
Northrop Grumman Corp.(1)	11,000	4,122,690
Textron, Inc.(1)	11,648	570,286
United Technologies Corp.(1)	15,120	2,064,182

		$12,610,309

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(1)	5,324	$451,369

		$451,369

Airlines — 0.5%
Southwest Airlines Co.(1)	36,616	$1,977,630

		$1,977,630

Auto Components — 0.2%
Garrett Motion, Inc.(2)	3,219	$32,061
Lear Corp.(1)	7,250	854,775

		$886,836

Banks — 6.0%
Bank of America Corp.(1)	96,896	$2,826,456
Citigroup, Inc.(1)	48,044	3,318,880
Fifth Third Bancorp(1)	57,446	1,572,872
JPMorgan Chase & Co.(1)	73,273	8,623,499
KeyCorp(1)	85,122	1,518,577
M&T Bank Corp.(1)	4,618	729,505
PNC Financial Services Group, Inc. (The)(1)	13,046	1,828,527
SunTrust Banks, Inc.	5,538	381,014
Wells Fargo & Co.(1)	56,443	2,846,985

		$23,646,315

Beverages — 2.4%
Coca-Cola Co. (The)(1)	77,850	$4,238,154
PepsiCo, Inc.(1)	38,171	5,233,244

		$9,471,398

Biotechnology — 2.7%
AbbVie, Inc.(1)	19,355	$1,465,561
Amgen, Inc.(1)	15,371	2,974,442
Celgene Corp.(1)(2)	37,323	3,706,174
Gilead Sciences, Inc.(1)	37,043	2,347,785
Vertex Pharmaceuticals, Inc.(2)	1,850	313,427

		$10,807,389

Building Products — 0.0%(3)
Resideo Technologies, Inc.(2)	5,366	$77,002

		$77,002

Security	Shares	Value
Capital Markets — 1.6%
E*TRADE Financial Corp.(1)	10,178	$444,677
Raymond James Financial, Inc.	1,309	107,940
S&P Global, Inc.(1)	16,295	3,991,949
State Street Corp.(1)	27,413	1,622,576

		$6,167,142

Chemicals — 2.1%
AdvanSix, Inc.(2)	1,530	$39,352
Corteva, Inc.(1)(2)	26,850	751,800
Dow, Inc.(1)(2)	26,850	1,279,402
DuPont de Nemours, Inc.(1)	26,850	1,914,673
Eastman Chemical Co.	3,608	266,379
Ingevity Corp.(2)	2,787	236,449
Sherwin-Williams Co. (The)(1)	7,063	3,883,732

		$8,371,787

Commercial Services & Supplies — 0.1%
Waste Management, Inc.(1)	4,649	$534,635

		$534,635

Communications Equipment — 1.2%
Cisco Systems, Inc.(1)	98,957	$4,889,465

		$4,889,465

Consumer Finance — 1.5%
American Express Co.(1)	23,394	$2,767,042
Discover Financial Services(1)	40,754	3,304,742

		$6,071,784

Containers & Packaging — 0.4%
Avery Dennison Corp.(1)	15,307	$1,738,416

		$1,738,416

Distributors — 0.7%
Genuine Parts Co.(1)	27,494	$2,738,127

		$2,738,127

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)(2)	22,765	$4,735,575

		$4,735,575

Diversified Telecommunication Services — 1.6%
AT&T, Inc.(1)	105,323	$3,985,423
Verizon Communications, Inc.(1)	34,873	2,104,934

		$6,090,357

Electric Utilities — 1.3%
Duke Energy Corp.(1)	18,109	$1,735,928
Edison International(1)	20,090	1,515,188
Exelon Corp.	5,174	249,956
Pinnacle West Capital Corp.(1)	7,168	695,798
Xcel Energy, Inc.(1)	12,009	779,264

		$4,976,134

Electrical Equipment — 0.5%
Emerson Electric Co.(1)	29,903	$1,999,315

		$1,999,315

Security	Shares	Value
Entertainment — 2.1%
Netflix, Inc.(1)(2)	6,968	$1,864,776
Walt Disney Co. (The)(1)	49,035	6,390,241

		$8,255,017

Equity Real Estate Investment Trusts (REITs) — 2.8%
Apartment Investment & Management Co., Class A(1)	12,432	$648,205
AvalonBay Communities, Inc.(1)	11,002	2,369,061
Crown Castle International Corp.(1)	7,305	1,015,468
Equity Residential(1)	14,774	1,274,405
Host Hotels & Resorts, Inc.(1)	58,590	1,013,021
Kimco Realty Corp.(1)	78,276	1,634,403
ProLogis, Inc.(1)	22,296	1,900,065
SBA Communications Corp.(1)	5,473	1,319,814

		$11,174,442

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.(1)	3,700	$1,066,007
Sysco Corp.(1)	20,822	1,653,267
Walmart, Inc.(1)	7,859	932,706

		$3,651,980

Food Products — 1.4%
Kellogg Co.(1)	6,243	$401,737
Mondelez International, Inc., Class A(1)	46,954	2,597,495
Tyson Foods, Inc., Class A(1)	28,696	2,471,874

		$5,471,106

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories(1)	62,114	$5,197,078
Baxter International, Inc.(1)	37,878	3,313,189
Stryker Corp.(1)	19,144	4,140,847
Zimmer Biomet Holdings, Inc.(1)	3,848	528,215

		$13,179,329

Health Care Providers & Services — 2.3%
Centene Corp.(1)(2)	14,424	$623,982
CVS Health Corp.(1)	42,389	2,673,474
UnitedHealth Group, Inc.(1)	26,717	5,806,139

		$9,103,595

Hotels, Restaurants & Leisure — 2.0%
Chipotle Mexican Grill, Inc.(2)	374	$314,336
Marriott International, Inc., Class A(1)	12,488	1,553,132
Marriott Vacations Worldwide Corp.	2,064	213,851
McDonald’s Corp.(1)	24,279	5,212,944
Wyndham Destinations, Inc.(1)	11,235	517,035

		$7,811,298

Household Durables — 0.5%
Leggett & Platt, Inc.(1)	11,383	$466,020
Lennar Corp., Class A(1)	18,642	1,041,156
Newell Brands, Inc.(1)	15,292	286,266

		$1,793,442

Security	Shares	Value
Household Products — 1.7%
Clorox Co. (The)(1)	6,843	$1,039,246
Kimberly-Clark Corp.(1)	19,850	2,819,693
Procter & Gamble Co. (The)(1)	21,335	2,653,647

		$6,512,586

Industrial Conglomerates — 2.1%
3M Co.(1)	21,663	$3,561,397
Honeywell International, Inc.(1)	27,603	4,670,428

		$8,231,825

Insurance — 4.1%
Allstate Corp. (The)(1)	34,503	$3,749,786
Chubb, Ltd.	2,741	442,507
Cincinnati Financial Corp.(1)	18,908	2,205,996
Lincoln National Corp.(1)	39,818	2,401,822
Marsh & McLennan Cos., Inc.(1)	37,403	3,742,170
MetLife, Inc.	4,629	218,304
Principal Financial Group, Inc.(1)	29,001	1,657,117
Prudential Financial, Inc.(1)	11,742	1,056,193
Travelers Cos., Inc. (The)(1)	3,902	580,188

		$16,054,083

Interactive Media & Services — 5.5%
Alphabet, Inc., Class A(1)(2)	5,927	$7,237,697
Alphabet, Inc., Class C(1)(2)	6,250	7,618,750
Facebook, Inc., Class A(1)(2)	33,400	5,947,872
Twitter, Inc.(2)	17,936	738,963

		$21,543,282

Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.(1)(2)	5,154	$8,946,880
Booking Holdings, Inc.(1)(2)	1,797	3,526,810

		$12,473,690

IT Services — 4.4%
Fidelity National Information Services, Inc.(1)	26,132	$3,469,284
International Business Machines Corp.(1)	11,946	1,737,187
Mastercard, Inc., Class A(1)	25,137	6,826,455
VeriSign, Inc.(1)(2)	15,482	2,920,370
Visa, Inc., Class A(1)	13,804	2,374,426

		$17,327,722

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.(1)	14,917	$4,344,875

		$4,344,875

Machinery — 0.7%
Caterpillar, Inc.	2,706	$341,795
Snap-on, Inc.(1)	6,380	998,725
Stanley Black & Decker, Inc.(1)	8,690	1,254,923

		$2,595,443

Media — 1.6%
Comcast Corp., Class A(1)	137,150	$6,182,722

		$6,182,722

Security	Shares	Value
Metals & Mining — 0.3%
Nucor Corp.(1)	25,287	$1,287,361

		$1,287,361

Multi-Utilities — 2.3%
Centerpoint Energy, Inc.	14,223	$429,250
CMS Energy Corp.(1)	53,730	3,436,033
Dominion Energy, Inc.	1,997	161,837
DTE Energy Co.(1)	10,342	1,375,072
NiSource, Inc.(1)	49,999	1,495,970
Public Service Enterprise Group, Inc.(1)	34,219	2,124,316

		$9,022,478

Multiline Retail — 0.2%
Kohl’s Corp.(1)	14,657	$727,867

		$727,867

Oil, Gas & Consumable Fuels — 4.2%
Chevron Corp.(1)	42,470	$5,036,942
EOG Resources, Inc.(1)	25,247	1,873,832
Exxon Mobil Corp.(1)	40,378	2,851,091
Hess Corp.	2,369	143,277
Marathon Petroleum Corp.(1)	31,956	1,941,327
Phillips 66(1)	24,334	2,491,802
Pioneer Natural Resources Co.(1)	6,629	833,729
Williams Cos., Inc. (The)(1)	58,161	1,399,354

		$16,571,354

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A(1)	3,326	$661,708

		$661,708

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.(1)	63,554	$3,222,823
Johnson & Johnson(1)	44,237	5,723,383
Merck & Co., Inc.(1)	70,172	5,907,079
Pfizer, Inc.(1)	67,321	2,418,844

		$17,272,129

Professional Services — 0.2%
ManpowerGroup, Inc.	1,193	$100,498
Robert Half International, Inc.(1)	13,943	776,068

		$876,566

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(2)	8,158	$432,456

		$432,456

Road & Rail — 1.4%
J.B. Hunt Transport Services, Inc.	3,521	$389,599
Kansas City Southern(1)	11,539	1,534,802
Norfolk Southern Corp.(1)	19,129	3,436,716

		$5,361,117

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.(1)(2)	66,432	$1,925,864
Analog Devices, Inc.(1)	16,160	1,805,557
Applied Materials, Inc.(1)	15,313	764,119
Broadcom, Inc.(1)	8,718	2,406,778
Intel Corp.(1)	42,255	2,177,400
NVIDIA Corp.(1)	22,728	3,956,263
QUALCOMM, Inc.(1)	42,998	3,279,887
Teradyne, Inc.(1)	32,470	1,880,338

		$18,196,206

Software — 6.7%
Microsoft Corp.(1)	143,549	$19,957,617
Oracle Corp.(1)	88,118	4,849,134
salesforce.com, inc.(1)(2)	11,155	1,655,848

		$26,462,599

Specialty Retail — 2.3%
Advance Auto Parts, Inc.(1)	3,365	$556,571
Home Depot, Inc. (The)(1)	31,173	7,232,759
Tiffany & Co.(1)	14,641	1,356,196

		$9,145,526

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.(1)	82,472	$18,471,254

		$18,471,254

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B(1)	30,243	$2,840,423

		$2,840,423

Tobacco — 0.9%
Philip Morris International, Inc.(1)	47,032	$3,571,140

		$3,571,140

Trading Companies & Distributors — 0.2%
Fastenal Co.(1)	20,160	$658,627

		$658,627

Total Common Stocks — 100.4% (identified cost $113,593,297)		$395,506,233

Total Written Call Options — (0.9)% (premiums received $5,214,839)		$(3,318,435)

Other Assets, Less Liabilities — 0.5%		$1,831,073

Net Assets — 100.0%		$394,018,871

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

Written Call Options — (0.9)%

Exchange-Traded Options — (0.9)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	106	$31,553,444	2,950	10/2/19	$(343,440)
S&P 500 Index	105	31,255,770	2,975	10/4/19	(203,175)
S&P 500 Index	104	30,958,096	2,985	10/7/19	(165,880)
S&P 500 Index	105	31,255,770	3,000	10/9/19	(127,050)
S&P 500 Index	104	30,958,096	3,015	10/11/19	(99,320)
S&P 500 Index	104	30,958,096	2,990	10/14/19	(248,040)
S&P 500 Index	104	30,958,096	3,000	10/16/19	(223,600)
S&P 500 Index	104	30,958,096	3,015	10/18/19	(175,240)
S&P 500 Index	104	30,958,096	2,985	10/21/19	(360,360)
S&P 500 Index	104	30,958,096	2,985	10/23/19	(388,440)
S&P 500 Index	104	30,958,096	2,975	10/25/19	(487,240)
S&P 500 Index	105	31,255,770	2,980	10/28/19	(496,650)

Total					$(3,318,435)

At September 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,318,435.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$395,506,233 *	$—	$—	$395,506,233
Total Investments	$395,506,233	$—	$—	$395,506,233

Liability Description
Written Call Options	$(3,318,435)	$—	$—	$(3,318,435)
Total	$(3,318,435)	$—	$—	$(3,318,435)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.